SHARE-BASED PAYMENTS - Information About Exercise Price and Remaining Useful Life of Outstanding Options (Details)	12 Months Ended
	Dec. 31, 2019 Option $ / shares	Dec. 31, 2018 Option $ / shares	Dec. 31, 2017 Option
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of options outstanding at end of Year | Option	40,508,984	29,360,235	25,781,798
Weighted average of remaining useful life	5 years 2 months 12 days	4 years 3 months 18 days
Minimum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 0.56	$ 0.56
Maximum
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price range	$ 1.61	$ 1.61